Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Line of credit (Details Narrative)
Amortization of Intangible Assets	$ 861,222	$ 861,222